12. Earnings/(loss) per share (Details - Per Share) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Earningsloss Per Share
Basic loss per share from continuing operations	$ (1.50)	$ (0.17)	$ (2.66)
Basic loss per share from discontinued operations	(0.39)	(0.12)	(0.63)
Basic loss per share	(1.89)	(0.29)	(3.29)
Diluted loss per share from continuing operations	(1.50)	(0.17)	(2.66)
Diluted loss per share from discontinued operations	(0.39)	(0.12)	(0.63)
Diluted loss per share	$ (1.89)	$ (0.29)	$ (3.29)
Basic loss per share
Loss from continuing operations used in the calculation of basic loss per share	$ (2,933,067)	$ (339,697)	$ (6,113,639)
Loss from discontinued operations used in the calculation of basic loss per share from discontinued operations	(363,934)	(225,447)	(1,448,047)
Loss on sale of subsidiary	(135,200)	0	0
Loss on foreign currency exchange on discontinued operations	(254,935)	0	0
Loss used in the calculation of basic loss per share	$ (3,687,136)	$ (565,144)	$ (7,561,686)
Weighted average number of ordinary shares outstanding - basic	1,949,061	1,954,651	2,299,462
Diluted loss per share
Loss from continuing operations used in the calculation of diluted loss per share	$ (2,933,067)	$ (339,697)	$ (6,113,639)
Loss from discontinued operations used in the calculation of basic earnings/(loss) per share from discontinued operations	(363,934)	(225,447)	(1,448,047)
Loss on sale of subsidiary	(135,200)	0	0
Loss on foreign currency exchange on discontinued operations	(254,935)	0	0
Loss used in the calculation of basic loss per share	$ (3,687,136)	$ (565,144)	$ (7,561,686)
Weighted average number of ordinary shares used in the calculation of basic loss per share	1,949,061	1,954,651	2,299,462
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,949,061	1,954,651	2,299,462

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).